Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	153.10
Total Offset Amount	0.00
Net Fee	153.10
Narrative - Max Aggregate Offering Price	$ 1,000,000.00
Final Prospectus	true